Nationwide Geneva Mid Cap Growth Fund Investment Strategy - Nationwide Geneva Mid Cap Growth Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal market conditions, in common stocks of publicly traded companies that the subadviser believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, strong earnings growth potential and experienced management. The Fund’s investment focus is on mid-cap growth companies, which are companies whose market capitalization is generally within the market capitalization range of the companies represented in the Russell Midcap® Growth Index at time of purchase, although the Fund may invest in companies outside this range. Under normal circumstances, the Fund invests at least 80% of its net assets in mid-cap growth companies. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. Because the Fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Fund’s holdings can have market capitalizations outside the range of the Russell Midcap® Growth Index at any given time. In selecting growth stocks for the Fund, the subadviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through research, meetings with management and analysis of the company’s financial statements and public disclosures). The subadviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries). At times the subadviser emphasizes one or more industries or sectors.